Related party transactions - Compensation for key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Salaries and short-term employee benefits	$ 8,495	$ 11,857
Stock-based compensation	18,449	4,287
Compensation for key management personnel	$ 26,944	$ 16,144